Investments - Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Investment Income [Line Items]
Gross investment income									$ 318,707	$ 322,711	$ 270,779
Investment expenses									(15,890)	(14,440)	(9,081)
Net investment income	$ 61,530	$ 72,130	$ 94,443	$ 74,714	$ 76,847	$ 81,502	$ 74,271	$ 75,651	302,817	308,271	261,698
Fixed maturity investments, trading
Net Investment Income [Line Items]
Gross investment income									198,988	217,886	178,213
Short-term investments and cash and cash equivalents
Net Investment Income [Line Items]
Gross investment income									4,843	15,609	11,692
Funds held
Net Investment Income [Line Items]
Gross investment income									33,920	22,580	11,640
Funds held – directly managed
Net Investment Income [Line Items]
Gross investment income									34,563	38,173	37,623
Investment income from fixed maturities and cash and cash equivalents
Net Investment Income [Line Items]
Gross investment income									272,314	294,248	239,168
Equity investments
Net Investment Income [Line Items]
Gross investment income									19,240	16,671	5,397
Other investments
Net Investment Income [Line Items]
Gross investment income									27,153	11,792	26,214
Investment income from equities and other investments
Net Investment Income [Line Items]
Gross investment income									$ 46,393	$ 28,463	$ 31,611